Manufacturing and distribution costs - Schedule of Manufacturing and Distribution Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Manufacturing and distribution costs	$ 44,593	$ 16,670	$ 6,251
Radiopharmacy operations
Disclosure of attribution of expenses by nature to their function [line items]
Manufacturing and distribution costs	9,696	0	0
Quality costs
Disclosure of attribution of expenses by nature to their function [line items]
Manufacturing and distribution costs	9,329	6,422	3,603
Supply chain costs
Disclosure of attribution of expenses by nature to their function [line items]
Manufacturing and distribution costs	4,335	1,484	0
Technical services
Disclosure of attribution of expenses by nature to their function [line items]
Manufacturing and distribution costs	3,433	1,539	0
Global manufacturing costs
Disclosure of attribution of expenses by nature to their function [line items]
Manufacturing and distribution costs	$ 3,631	$ 806	$ 2,644